SEGMENT INFORMATION - Revenues from major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Revenues	$ 58,998	$ 49,582	$ 40,164
Institutions and payers
SEGMENT INFORMATION
Revenues	$ 36,349	26,774	18,476
Customer A | Institutions and payers
SEGMENT INFORMATION
Revenues		$ 7,126	$ 7,339